UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6687

                         The Gabelli Money Market Funds
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                            ------------
                   Date of fiscal year end: September 30, 2003
                                            ------------------
                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003


TO OUR SHAREHOLDERS,

      In many of our Funds' June 30, 2003 shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                      Sincerely yours,


                                                      /S/ BRUCE N. ALPERT

                                                      Bruce N. Alpert
                                                      Chief Operating Officer
                                                      Gabelli Funds, LLC
October 17, 2003

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

    PRINCIPAL                                                                    MARKET
     AMOUNT                                                                       VALUE
    ---------                                                                   --------
               U.S. GOVERNMENT OBLIGATIONS -- 99.9%
                U.S. TREASURY BILLS -- 93.5%
  $965,837,000  U.S. Treasury Bills, 0.883% to 1.008%++,
                  10/02/03 to 02/12/04 ..................................... $  964,067,946
                                                                             --------------
                U.S. TREASURY NOTES -- 6.4%
    35,000,000    3.625%, 03/31/04 .........................................     35,447,313
    30,000,000    2.875%, 06/30/04 .........................................     30,414,439
                                                                             --------------
                                                                                 65,861,752
                                                                             --------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ..........................  1,029,929,698
                                                                             --------------
TOTAL INVESTMENTS (Cost $1,029,929,698) (a) ..................  99.9%         1,029,929,698
OTHER ASSETS AND LIABILITIES (NET) ...........................   0.1                780,095
                                                               ------        --------------
NET ASSETS
  (applicable to 1,030,709,187 shares
  outstanding, $0.001 par value,
  unlimited number of shares authorized) ..................... 100.0%        $1,030,709,793
                                                               ======        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...................          $1.00
                                                                                      =====
NET ASSETS CONSIST OF:
  Paid-in-Capital ..........................................................  1,030,709,793
                                                                             --------------
TOTAL NET ASSETS ........................................................... $1,030,709,793
                                                                             ==============

------------------
(a) Aggregate cost for Federal tax purposes.
 ++ Represents annualized yield at date of purchase.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                             YEAR ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------
                                                                2003        2002          2001        2000         1999
                                                             ----------  ----------     --------    --------     --------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ..................... $   1.0000  $   1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                                             ----------  ----------     --------    --------     --------
  Net investment income (a) ................................     0.0095      0.0161       0.0453      0.0526       0.0422
  Net realized gain on investments .........................     0.0002      0.0012       0.0011      0.0010       0.0005
                                                             ----------  ----------     --------    --------     --------
  Total from investment operations .........................     0.0097      0.0173       0.0464      0.0536       0.0427
                                                             ----------  ----------     --------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ....................................    (0.0095)    (0.0161)     (0.0453)    (0.0526)     (0.0422)
  Net realized gain on investments .........................    (0.0002)    (0.0012)     (0.0011)    (0.0010)     (0.0005)
                                                             ----------  ----------     --------    --------     --------
  Total distributions ......................................    (0.0097)    (0.0173)     (0.0464)    (0.0536)     (0.0427)
                                                             ----------  ----------     --------    --------     --------
  NET ASSET VALUE, END OF PERIOD ........................... $   1.0000  $   1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                                             ==========  ==========     ========    ========     ========
  Total return+ ............................................       1.0%        1.7%         4.7%        5.5%         4.4%
                                                             ==========  ==========     ========    ========     ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ..................... $1,030,710  $1,016,253     $805,149    $614,782     $480,100
  Ratio of net investment income to average net assets .....      0.95%       1.59%        4.51%       5.29%        4.19%
  Ratio of operating expenses to average net assets (b) ....      0.30%       0.30%        0.30%       0.30%        0.30%

--------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Net investment income before fees waived by the Manager for the years ended September 30, 2003, 2002, 2001, 2000 and 1999 were $0.0089, $0.0155,
    $0.0446, $0.0520 and $0.0412, respectively.
(b) Operating expense ratios before fees waived by the Manager for the years ended September 30, 2003, 2002, 2001, 2000 and 1999 were 0.36%, 0.36%,
    0.37%, 0.37% and 0.40%, respectively.

                 See accompanying notes to financial statements.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest .........................................     $12,840,569
                                                         -----------
EXPENSES:
  Management fees ..................................       3,089,977
  Transfer agent fees ..............................         207,696
  Custodian fees ...................................         143,074
  Registration fees ................................          49,273
  Shareholder communications expenses ..............          76,427
  Legal and audit fees .............................          15,950
  Trustees' fees ...................................          26,507
  Miscellaneous expenses ...........................          64,443
                                                         -----------
  TOTAL EXPENSES BEFORE FEES WAIVED BY MANAGER .....       3,673,347
  Fees waived by Manager ...........................        (583,370)
                                                         -----------
  TOTAL EXPENSES-- NET .............................       3,089,977
                                                         -----------
NET INVESTMENT INCOME ..............................       9,750,592
NET REALIZED GAIN ON INVESTMENTS ...................         267,928
                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $10,018,520
                                                         ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEAR ENDED           YEAR ENDED
                                                 SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
                                                 ------------------   ------------------
OPERATIONS:
  Net investment income .....................     $     9,750,592      $    14,858,382
  Net realized gain on investments ..........             267,928            1,029,707
                                                  ---------------      ---------------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..............          10,018,520           15,888,089
                                                  ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .....................          (9,750,592)         (14,858,382)
  Net realized gain on investments ..........            (183,666)          (1,144,843)
                                                  ---------------      ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......          (9,934,258)         (16,003,225)
                                                  ---------------      ---------------
CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):
  Proceeds from shares issued ...............       1,242,634,464        2,645,614,565
  Proceeds from reinvestment of dividends ...           9,934,258           15,735,912
  Cost of shares redeemed ...................      (1,238,195,776)      (2,450,131,806)
                                                  ---------------      ---------------
  Net increase in net assets from
     capital share transactions .............          14,372,946          211,218,671
                                                  ---------------      ---------------
  NET INCREASE IN NET ASSETS ................          14,457,208          211,103,535
                                                  ---------------      ---------------
NET ASSETS:
  Beginning of period .......................       1,016,252,585          805,149,050
                                                  ---------------      ---------------
  End of period .............................     $ 1,030,709,793      $ 1,016,252,585
                                                  ===============      ===============

                 See accompanying notes to financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including short-term realized capital gains and losses) are declared daily and paid monthly. Distributions of long-term capital gains, if any, are paid annually.

For the fiscal year ended September 30, 2003, reclassifications were made to decrease accumulated net investment loss for $84,262 and decrease accumulated net realized gain on investments for $84,262.

For the fiscal year ended September 30, 2003, the tax character of distributions does not materially differ from accounting principles generally accepted in the United States.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                 Undistributed ordinary income ......... $ 54,930
                 Other temporary differences ...........  (54,930)
                                                         --------
                 Total accumulated earnings ............ $     --
                                                         ========

The difference between book and tax basis undistributed ordinary income is primarily due to dividends payable.

3. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund's average daily net assets. This arrangement is renewable annually by the Manager. For the fiscal year ended September 30, 2003, the Manager waived management fees of $583,370.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE GABELLI U.S. TREASURY MONEY MARKET FUND

We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                     /S/ ERNST & YOUNG LLP
New York, New York
November 7, 2003

--------------------------------------------------------------------------------

                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividend paid by the Fund during the period from October 1, 2002 through September 30, 2003 which was derived from U.S. Treasury securities was 98.15%. Such income is exempt from state and local tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI U.S. TREASURY MONEY MARKET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Money Market Funds at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                          HELD BY TRUSTEE 3
----------------      -------------  ----------------     -----------------------                         -------------------
INTERESTED TRUSTEES 4:
MARIO J. GABELLI       Since 1992          23      Chairman of the Board and Chief Executive         Director of Morgan Group
Director, President and                            Officer of Gabelli Asset Management Inc. and      Holdings, Inc. (transportation
Chief Investment Officer                           Chief Investment Officer of Gabelli Funds,        services); Vice Chairman of
Age: 61                                            LLC and GAMCO Investors, Inc.; Vice Chairman      Lynch Corporation (diversified
                                                   and Chief Executive Officer of Lynch Interactive  manufacturing)
                                                   Corporation (multimedia and services)

KARL OTTO POHL         Since 1992          32      Member of the Shareholder Committee of Sal        Director of Gabelli Asset
Trustee                                            Oppenheim Jr. & Cie (private investment           Management Inc. (investment
Age: 73                                            bank); Former President of the                    management); Chairman,
                                                   Deutsche Bundesbank and Chairman of its           Incentive Capital and Incentive
                                                   Central Bank Council (1980-1991)                  Asset Management (Zurich);
                                                                                                     Director at Sal Oppenheim
                                                                                                     Jr. & Cie, Zurich
NON-INTERESTED TRUSTEES:
ANTHONY J. COLAVITA    Since 1992          34      President and Attorney at Law in the law firm            --
Trustee                                            of Anthony J. Colavita, P.C.
Age: 67

VINCENT D. ENRIGHT     Since 1992          12      Former Senior Vice President and Chief Financial         --
Trustee                                            Officer of KeySpan Energy Corporation
Age: 59

JOHN J. PARKER         Since 1992           1      Attorney at the law firm of McCarthy, Fingar,            --
Trustee                                            Donovan, Drazen & Smith
Age: 72

ANTHONIE C. VAN EKRIS  Since 1992          19      Managing Director of BALMAC                       Director of Aurado
Trustee                                            International, Inc.                               Exploration Inc.
Age: 69

OFFICERS:

BRUCE N. ALPERT        Since 1992          --      Executive Vice President and Chief Operating             --
President                                          Officer of Gabelli Funds, LLC since 1988 and
Age: 51                                            an officer of all mutual funds advised by
                                                   Gabelli Funds, LLC and its affiliates.
                                                   Director and President of Gabelli Advisers, Inc.

HENLEY L. SMITH        Since 1992          --      Senior Portfolio Manager of Gabelli Fixed Income         --
Vice President                                     LLC and its predecessors since 1987
Age: 47

RONALD S. EAKER        Since 1992          --      Senior Portfolio Manager of Gabelli Fixed Income         --
Vice President                                     LLC and its predecessors since 1987
Age: 42

THE GABELLI U.S. TREASURY MONEY MARKET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                          HELD BY TRUSTEE 3
----------------      -------------  ----------------     -----------------------                         -------------------
OFFICERS: (CONTINUED)

JUDITH RANERI          Since 1997          --        Portfolio Manager, Gabelli Funds, LLC since April        --
Vice President                                       1997; Senior Portfolio Manager, Secretary and
and Portfolio Manager                                Treasurer of The Treasurer's Fund, Inc.; A member
Age: 35                                              of the Investment and Credit Review Committees

GUS A. COUTSOUROS      Since 2000          --        Vice President and Chief Financial Officer of Gabelli    --
Vice President and                                   Funds, LLC since 1998 and an officer of all mutual
Treasurer                                            funds advised by Gabelli Funds, LLC and its affiliates
Age: 41

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary of
Secretary                                            Gabelli Asset Management Inc. since 1999 and
Age: 40                                              GAMCO Investors, Inc. since 1993; Secretary of all
                                                     mutual funds advised by Gabelli Advisers, Inc. and
                                                     Gabelli Funds, LLC

---------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust.
  3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.
  4 "Interested person" of the Fund as defined in the 1940 Act. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
    GABELLI FUNDS AND YOUR PERSONAL PRIVACY
    ----------------------------------------------------------------------------
    WHO ARE WE?

    The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

    WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

    If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

    o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

    o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

    WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

    We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

    WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

    We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                            THE GABELLI U.S. TREASURY
                                MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                             John J. Parker
CHAIRMAN AND CHIEF                                ATTORNEY-AT-LAW
INVESTMENT OFFICER                                MCCARTHY, FINGAR, DONOVAN,
GABELLI ASSET MANAGEMENT INC.                     DRAZEN & SMITH

Anthony J. Colavita                               Karl Otto Pohl
ATTORNEY-AT-LAW                                   FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                         DEUTSCHE BUNDESBANK

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

                                    OFFICERS
Bruce N. Alpert                                   Ronald S. Eaker
PRESIDENT                                         VICE PRESIDENT

Gus Coutsouros                                    Judith A. Raneri
VICE PRESIDENT AND                                VICE PRESIDENT
TREASURER                                         AND PORTFOLIO MANAGER

James E. McKee                                    Henley L. Smith
SECRETARY                                         VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                            Willkie, Farr & Gallagher

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB404Q303SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
U.S. TREASURY
MONEY MARKET
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of conduct description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) As of the end of the period covered by the report, the registrant's board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Code of conduct, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                The Gabelli Money Market Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       12/5/2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       12/5/2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.